Transactions that do not involve cash	12 Months Ended
Dec. 31, 2023
Transactions That Do Not Involve Cash
Transactions that do not involve cash

33.	Transactions that do not involve cash

The following transactions did not involve cash or cash equivalents during the year ended December 31, 2023:

(i)	Capitalized loan interest: for the year ended December 31, 2023 amounted to R$56,871 (R$93,261 for the year ended December 31, 2022).
(ii)	Addition of lease by right-of-use assets and respective lease liability: for year ended on December 31, 2023 amounted to R$1,420,083 (R$1,178,711 for the year ended December 31, 2022).

(iii)	Leniency Agreement: in the 2nd quarter of 2023, the amount of Leniency Agreement, updated according to the agreement, was settled, as follows: (i) 70% with tax losses in the amount of R$435,128 (note 10.1); (ii) 30% with PIS and COFINS and IRPJ tax credits in the amount of R$186,483 (notes 9.2 and 9.4).